Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Restricted Equity Awards
Number of Shares
Beginning of year	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]	10,614,016	[1]
Add (deduct):
Granted	2,680,229	[1],[4]	2,483,461	[1],[4]	2,841,400	[1],[4]
Vested	(3,188,111)	[1]	(1,571,237)	[1]	(1,337,647)	[1]
Forfeited	(162,984)	[1]	(297,203)	[1]	(435,943)	[1]
End of year	11,625,981	[1],[2],[3]	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]
Available, end of year	15,624,677	[1],[5]	18,141,922	[1],[5]	20,328,180	[1],[5]
Weighted Average Grant Date Fair Value
Beginning of year	$ 16.86	[2],[3]	$ 16.55	[2],[3]	$ 17.04
Granted	$ 19.11	[4]	$ 20.03	[4]	$ 17.50	[4]
Vested	$ 15.23		$ 19.88		$ 22.72
Forfeited	$ 17.93		$ 15.41		$ 15.58
End of year	$ 17.80	[2],[3]	$ 16.86	[2],[3]	$ 16.55	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[3]	At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
[5]	Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.